Subsequent Events- Thimble (Details) - Thimble Point Acquisition Corp.	Feb. 02, 2021 shares
Subsequent Event [Line Items]
Stock split effected	0.012
Founder Shares [Member]
Subsequent Event [Line Items]
Stock split effected	0.012
Founder shares issued	6,900,000
Founder shares outstanding	6,900,000